Right-of-Use Asset and Lease Liabilities - Supplemental Cash Flow And Other Information (Details) - HZO, Inc. and Subsidiaries - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases			$ 757,759	$ 872,460
Financing cash flows from finance leases	$ 26,874	$ 23,728	48,511	35,199
Cash flows from leases			$ 806,270	$ 907,659
Operating lease, weighted average remaining lease term (in years)	3 years 1 month 6 days	4 years	3 years 7 months 6 days	4 years 4 months 24 days
Finance lease, weighted average remaining lease term (in years)	2 years 3 months 18 days	3 years 2 months 12 days	2 years 8 months 12 days	3 years 7 months 6 days
Operating lease, weighted average discount rate	8.40%	8.10%	8.30%	8.00%
Finance lease, weighted average discount rate	8.50%	8.90%	8.90%	8.90%